SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	12 Months Ended
	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($) Integer	Sep. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2024 USD ($)	Mar. 31, 2024 HKD ($)	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 28, 2023 $ / shares	Sep. 30, 2023 USD ($)	Jun. 30, 2023 USD ($)	Jan. 09, 2023 USD ($)	Jan. 04, 2023 USD ($)	Dec. 31, 2022 USD ($)	Mar. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Restructuring Cost and Reserve [Line Items]
Cash, FDIC insured amount	$ 63,890				$ 500,000
Equity, Attributable to Parent	208,583	$ 179,911											$ 89,350
Impairment of long lived assets	$ 0	$ 0
Number of Reportable Segments | Integer		1
Largest amount of tax benefit, description	greater than 50%
Employee defined benefits	$ 15,919	$ 13,170
Common Stock [Member]
Restructuring Cost and Reserve [Line Items]
Equity, Attributable to Parent	10,000	10,000											$ 10,000
Alpha Time Acquisition Corp [Member]
Restructuring Cost and Reserve [Line Items]
Cash equivalents						$ 0						$ 0
Cash, FDIC insured amount			$ 250,000			250,000
Deferred Offering Costs												584,518
Equity, Attributable to Parent	(4,405,704)	(2,224,219)	$ (5,251,334)	$ (4,861,171)		$ (3,895,801)		$ (2,482,736)	$ (2,364,510)			15,198
Temporary Equity, Shares Issued | shares			4,739,226			6,900,000
Temporary Equity, Redemption Price Per Share | $ / shares			$ 11.26			$ 10.73	$ 10.78
Accrued for interest and penalties						$ 0						0
Alpha Time Acquisition Corp [Member] | Public Shares [Member]
Restructuring Cost and Reserve [Line Items]
Temporary Equity, Aggregate Amount of Redemption Requirement			$ 4,770,382			4,770,382
Alpha Time Acquisition Corp [Member] | Public Warrants and Public Rights [Member]
Restructuring Cost and Reserve [Line Items]
Equity, Attributable to Parent			122,317			122,317
Alpha Time Acquisition Corp [Member] | Common Stock [Member]
Restructuring Cost and Reserve [Line Items]
Equity, Attributable to Parent	$ 214	$ 214	214	$ 214		$ 214		$ 214	$ 214			$ 173		$ 173
Temporary Equity, Shares Issued | shares						6,900,000
Temporary Equity, Redemption Price Per Share | $ / shares						$ 10.18
Alpha Time Acquisition Corp [Member] | IPO [Member]
Restructuring Cost and Reserve [Line Items]
Deferred Offering Costs			$ 4,892,699			$ 4,892,699				$ 2,415,000	$ 2,415,000